Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contracts with Customers [Abstract]
Source of Non-Interest Income
All of the Company’s revenue from contracts with customers in the scope of ASC 606 is recognized within Non-Interest Income.   The following table presents the Company’s sources of Non-Interest Income for the years ended December 31, 2025, 2024 and 2023.  Items outside the scope of ASC 606 are noted as such.

(dollars in thousands)	December 31,
	2025	2024	2023
Non-interest income
Service Charges on Deposits
Overdraft fees	$2,794	$2,733	$2,939
Other	2,327	2,172	2,110
Interchange Income	4,520	5,139	5,819
Net gain on equity securities (a)	-	1,383	-
Wealth management fees	7,855	7,247	6,425
Other (a)	1,449	1,160	1,022

Total non-interest income	$18,945	$19,834	$18,315

(a)	Not within the scope of ASC 606.